Subordinated liabilities	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2021	2020
	£m	£m
As at 1 January	16,341	18,156
Issuances	1,890	1,438
Redemptions	(4,807)	(3,464)
Other	(665)	211
As at 31 December	12,759	16,341
Issuances of £1,890m comprise £855m EUR 1.125% Fixed Rate Resetting Subordinated Callable Notes and £724m USD 3.811% Fixed Rate Resetting Subordinated Callable Notes, both issued externally by Barclays PLC and £229m USD Floating Rate Notes and £82m ZAR Floating Rate Notes issued externally by Barclays subsidiaries.
Redemptions of £4,807m comprise £1,961m GBP 10% Fixed Rate Subordinated Notes, £1,339m EUR 6% Fixed Rate Subordinated Notes, £1,075m USD 10.179% Fixed Rate Subordinated Notes, £200m GBP 9.5% Subordinated Bonds and £86m EUR Subordinated Floating Rate Notes, issued externally by Barclays Bank PLC and £146m USD Floating Rate Notes issued externally by a Barclays subsidiary.
Other movements predominantly comprise foreign exchange movements, fair value hedge adjustments and reclassification from Debt Securities in Issue of £67m Undated Subordinated Loan Notes (secured) issued externally by a Barclays securitisation special purpose vehicle (SPV) in 2020.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2021	2020
	£m	£m
Undated subordinated liabilities	355	308
Dated subordinated liabilities	12,404	16,033
Total subordinated liabilities	12,759	16,341
None of the Group’s subordinated liabilities are secured other than the £67m Undated Subordinated Loan Notes (secured).

Undated subordinated liabilities[a]
		2021	2020
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	15	17
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	194	205
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	56
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	28
Barclays securitisation SPV issued
Undated Subordinated Loan Notes (secured)
Undated Subordinated Loan Notes (secured) (GBP 67m)	At any time	67	—
Total undated subordinated liabilities		355	308
Note
a    Instrument values are disclosed to the nearest million.
Undated subordinated liabilities
The undated subordinated liabilities that are issued by Barclays Bank PLC and its subsidiaries are for the development and expansion of the businesses and to strengthen the capital bases. The principal terms of such undated subordinated liabilities are described below:
Subordination
All undated subordinated liabilities rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; followed by TONs and RCIs ranking pari passu with each other.
Interest
The Junior Undated Notes are floating rate notes where rates are fixed periodically in advance based on the related market rate.
The TONs and RCIs bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the TONs and RCIs will bear interest at rates fixed periodically in advance based on market rates.
Payment of interest
No payment of principal or any interest may be made in relation to the TONs and RCIs unless Barclays Bank PLC satisfies a specified solvency test.
Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Repayment
All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Other
All issues of undated subordinated liabilities are non-convertible.
Undated Subordinated Loan Notes (secured)
The Undated Subordinated Loan Notes (secured) are direct, secured, subordinated and limited recourse obligations of the SPV issuer issued in connection with a securitisation of assets originated by a subsidiary of Barclays PLC. Payments of principal and interest are subject to the relevant priority of payments for the securitisation. The security is held on trust for the holders of such loan notes and the other secured creditors to the securitisation and any proceeds from the enforcement of such security shall be applied in accordance with the post enforcement priority of payments. Such loan notes have interest calculated periodically based on overnight market interest rates for Sterling and will mature on the first interest payment date following the date which is 12 months after the contractual maturity date of the longest dated remaining eligible receivable at the end of the revolving period for asset additions. Such loan notes may be accelerated upon the SPV issuer’s non-payment, breach of other obligations, material misrepresentation, insolvency, repudiation or change of control or it becomes unlawful for the SPV issuer to perform its obligations. The loans notes are non-convertible.

Dated subordinated liabilities[a]
			2021	2020
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,283	1,384
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	974	990
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	483	504
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	113	119
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,564	1,610
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	833	—
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,564	1,627
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,162	1,213
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	696	703
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	782	—
Barclays Bank PLC issued
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	—	1,427
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	—	221
Subordinated Floating Rate Notes (EUR 100m)		2021	—	90
10% Fixed Rate Subordinated Notes		2021	—	2,108
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	—	1,101
Subordinated Floating Rate Notes (EUR 50m)		2022	42	45
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	889	982
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,133	1,132
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	322	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	97	108
6.33% Subordinated Notes		2032	59	64
Subordinated Floating Rate Notes (EUR 68m)		2040	57	61
External issuances by other subsidiaries		2026	311	146
Total dated subordinated liabilities			12,404	16,033
Note
a    Instrument values are disclosed to the nearest million.

Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Subordination
Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.
All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates.
Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on the 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes, 3.75% SGD Fixed Rate Resetting Subordinated Callable Notes, 3.75% GBP Fixed Rate Resetting Subordinated Callable Notes, 3.811% Fixed Rate Resetting Subordinated Callable notes, 1.125% Fixed Rate Resetting Subordinated Callable Notes, and the 3.564% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed-to-Floating Rate Subordinated Callable Notes is fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.
Repayment
Those subordinated liabilities with a call date are repayable at the option of the issuer on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2021 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.
Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
Other
The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC transitional CET1 ratio falls below 7%.